Lease agreements (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Schedule of undiscounted future cash flows of lease liabilities

(in millions of euros)	2020	2019(1)
Lease liabilities - in the opening balance	6,932	6,531
Increase with counterpart in right of use	1,582	1,580
Impact of changes in the scope of consolidation	1	18
Decrease in lease liabilities following rental payments	(1,400)	(1,429)
Impact of changes in the assessments	326	187
Translation adjustment	(96)	24
Reclassifications and other items	26	21
Lease liabilities - in the closing balance	7,371	6,932

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

The following table details the undiscounted future cash flows of lease liabilities:

(in millions of euros)	December	2021	2022	2023	2024	2025	2026 and
	31, 2020						beyond

Undiscounted lease liabilities	8,025	1,581	1,273	1,047	879	763	2,482

Schedule of right-of-use-assets

(in millions of euros)	December 31, 2020				December 31, 2019
	Gross value	Accumulated	Accumulated	Net book	Net book value
		depreciation	impairment	value
		and
		amortization
Land and buildings	7,035	(1,937)	(233)	4,865	4,959
Networks and terminals	2,540	(609)	—	1,931	1,524
IT equipment	120	(90)	(0)	30	29
Other right-of-use	304	(121)	(0)	184	188
Total right-of-use assets	9,999	(2,757)	(233)	7,009	6,700

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

(in millions of euros)	2020	2019(1)
Net book value of right-of-use assets - in the opening balance	6,700	6,790
Increase (new right-of-use assets)	1,529	1,014
Impact of changes in the scope of consolidation	1	18
Depreciation and amortization (2)	(1,384)	(1,274)
Impairment (3)	(57)	(33)
Impact of changes in the assessments	331	187
Translation adjustment	(104)	26
Reclassifications and other items	(7)	(28)
Net book value of right-of-use assets - in the closing balance	7,009	6,700

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).
(2)	Including in 2020, right-of-use assets depreciation and amortization expenses of land and buildings for (947) million euros, networks and terminals for (358) million euros, IT equipment for (13) million euros and other right-of-use assets for (65) million euros. Including in 2019, right-of-use assets depreciation and amortization expenses of land and buildings for (908) million euros, networks and terminals for (301) million euros, IT equipment for (12) million euros and other right-of-use assets for (53) million euros.
(3)	Impairment losses on right-of-use assets concern real estate leases qualified as onerous contracts.